FINANCIAL INSTRUMENTS - Commodity Price Risk (Details) - Commodity price risk - Cash flow hedges $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Brent Crude Oil Option Contracts (barrels)
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 18.7
Increase of 10%, sensitivity analysis	26.7
Decrease of 10%, sensitivity analysis	10.9
WTI Crude Oil Option Contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	19.7
Increase of 10%, sensitivity analysis	27.9
Decrease of 10%, sensitivity analysis	11.6
Gold price contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.0
Increase of 10%, sensitivity analysis	(7.9)
Decrease of 10%, sensitivity analysis	$ 15.0